Stockholders' deficiency - Unvested stock options (Details 5) (Stock Options, CAD)	0 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 15, 2012	Feb. 29, 2012	Mar. 31, 2013	Dec. 31, 2012
Stock Options
Share Based Compensation Arrangement By Share Based Payment Award Stock Options Unvested Number Of Shares [Roll Forward]
Number of options unvested, beginning balance			444,500
Number of options, granted	90,000	930,000		1,020,000
Number of options, vested			(85,000)	(575,500)
Number of options unvested, ending balance			359,500	444,500
Share Based Compensation Arrangement By Share Based Payment Award Stock Options Unvested Weighted Average Exercise Price [Roll Forward]
Weighted average exercise price unvested, be gaining balance (in Canadian dollars per share)			0.50
Weighted average exercise price unvested, granted (in Canadian dollars per share)	0.50	0.50		0.50
Weighted average exercise price unvested, vested (in Canadian dollars per share)			0.50	0.50
Weighted average grant date fair value, unvested, ending balance (in Canadian dollars per share)			0.50	0.50
Share Based Compensation Arrangement By Share Based Payment Award Stock Options Unvested Weighted Average Grant Date Fair Value [Roll Forward]
Weighted average grant date fair value, unvested, beginning balance (in Canadian dollars per share)			0.304
Weighted average grant date fair value, unvested, granted (in Canadian dollars per share)				0.304
Weighted average grant date fair value, unvested, vested (in Canadian dollars per share)			0.304	0.304
Weighted average grant date fair value, unvested, ending balance (in Canadian dollars per share)			0.304	0.304